Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
CONTINGENCIES

Note 20 – CONTINGENCIES

The Company provided two guarantees for the loans borrowed by Yantai Runtai Medical Co., Ltd. from Weihai Commercial Bank in the amount of approximately $782,607 (RMB5,000,000) and $737,800 (RMB5,000,000) for the period from June 7, 2018 and May 9, 2020 until two years after the due date of the loan, respectively.

The Company provided a guarantee for a loan borrowed by Jincai from Shanghai Pudong Development Bank in the amount of approximately $14,427,932 (RMB100,000,000) for a period from March 9, 2020 until two years after the due date of the loan.

In November 2017, Beijing Tiandiren Environ-Tech Company Limited brought a lawsuit against Jinzheng in Beijing Intellectual Property Court in Beijing, China, alleging that Jinzheng infringed their patent on manufacturing DTNF membranes. The plaintiff claimed total damages in the amount of $153,695 (RMB 1,000,000). The Company is vigorously defending itself against the claim and has filed an application for invalidation to the patent review committee of the State Intellectual Property Office ("SIPO"). On March 19, 2019, SIPO has declared the claimed patent to be wholly invalid. On April 29, 2019, Beijing Intellectual Property Court rejected the claim in the first instance.